OTHER DEPOSIT (Details Narrative)	12 Months Ended
	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Oct. 12, 2020 USD ($)	Nov. 07, 2019 CAD ($)
Interest income in relation to the joint forces deposit	$ 2,944	$ 19,056	$ 28,939
Balance of the joint forces deposit	52,960	100,220
Received of payment	$ 53,059	$ 231,948
Company advanced CDN					$ 408,840
Settlement settling the outstanding joint forces deposit				$ 338,000
Interest and principal		8.00%